DIRECT COMMERCIAL PROPERTY EXPENSE	12 Months Ended
Dec. 31, 2022
Direct operating expense from investment property [abstract]
DIRECT COMMERCIAL PROPERTY EXPENSE	DIRECT COMMERCIAL PROPERTY EXPENSE
The components of direct commercial property expense are as follows:

(US$ Millions) Years ended Dec. 31,	2022	2021	2020
Property maintenance	$727	$713	$679
Real estate taxes	548	580	610
Employee compensation and benefits	148	155	158
Depreciation and amortization	29	39	39
Lease expense(1)	11	11	16
Other(2)	389	433	473
Total direct commercial property expense	$1,852	$1,931	$1,975
(1)Represents the operating expenses relating to variable lease payments not included in the measurement of the lease liability.
(2)For the twelve months ended December 31, 2022, the partnership recorded a loss recovery of $11 million (loss allowance of 2021 - $49 million, 2020 - $99 million) in commercial property operating expenses.